Significant Accounting Policies - Sales & marketing expenses, Share-based compensation & Employees benefits & Taxation (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies
Marketing and promotional expenses	¥ 4,051.3	¥ 5,102.9	¥ 3,006.0